Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2018		December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Financial assets
Fair value through profit or loss
Gold options	—	—	—	0.5
Fair value through OCI
Equity securities	7.8	—	35.8	—
Currency hedging derivative instruments	—	—	—	5.0

Financial liabilities
Fair value through profit or loss
Share purchase warrants	—	—	(0.1)	—
Gold options	—	(0.1)	—	—
Fair value through OCI
Currency hedging derivative instruments	—	(4.7)	—	—
Fuel options	—	(0.5)	—	—
	$7.8	($5.3)	$35.7	$5.5

Disclosure of fair value measurement of liabilities

	December 31, 2018		December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Financial assets
Fair value through profit or loss
Gold options	—	—	—	0.5
Fair value through OCI
Equity securities	7.8	—	35.8	—
Currency hedging derivative instruments	—	—	—	5.0

Financial liabilities
Fair value through profit or loss
Share purchase warrants	—	—	(0.1)	—
Gold options	—	(0.1)	—	—
Fair value through OCI
Currency hedging derivative instruments	—	(4.7)	—	—
Fuel options	—	(0.5)	—	—
	$7.8	($5.3)	$35.7	$5.5

Disclosure of detailed information about hedges
The fair value of derivative instruments is as follows:

	December 31,	December 31,
	2018	2017
Derivatives designated as hedging instruments
Currency hedging derivative instruments	($4.7)	$5.0
Fuel options	(0.5)	—
	(5.2)	5.0
Derivatives not designated as hedging instruments
Gold options	($0.1)	$0.5
Share purchase warrants liability	—	(0.1)
	($0.1)	$0.4

Disclosure of information about credit exposures designated as measured at fair value through profit or loss

	December 31,	December 31,
	2018	2017
Balance, beginning of the period	$6.0	—
Unrealized (loss) gains on currency instruments	(5.9)	11.2
Less: realized gains on CAD currency instruments	(3.9)	(2.2)
Less: realized gains on MXN currency instruments	—	(1.3)
Deferred income tax related to hedging instrument	2.4	(1.7)
	($1.4)	$6.0

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2018:
Canadian dollar contracts

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)	Forward price (USD/CAD)
2019	Collars	342.0	1.30	1.35	N/A
2019	Forwards	9.0	N/A	N/A	1.34
Mexican Peso contracts

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2019	Collars	1,380.0	19.50	22.07

Schedule of Outstanding Derivative Contracts	The following gold collar contracts are outstanding as of December 31, 2018:

Period Covered	Ounces subject to contract	Average purchase put option	Average sold call option
2019	15,000	$1,250	$1,377

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2018	December 31, 2017
Impact of a 10% change in foreign exchange rates
Canadian dollar	$1.4	$7.8
Mexican peso	2.1	1.5

Disclosure of credit risk exposure
The Company's maximum exposure to credit risk is as follows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$206.0	$200.8
Concentrate receivable	2.3	3.2
Trade receivables	5.7	4.0
Total financial instrument exposure to credit risk	$214.0	$208.0
The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

Cash and cash equivalents	$26.8	$43.1	$10.8	$7.1
Equity securities	7.8	35.8	—	—
Amounts receivable	11.9	7.4	21.4	22.0
Other monetary assets	33.0	47.8	5.9	—
Accounts payable and accrued liabilities	(69.1)	(56.1)	(16.8)	(14.7)
Total exposure to currency risk	10.4	78.0	21.3	14.4

Schedule of Maturities of Debt
The following table shows the contractual maturities of debt commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Operating and financing leases	3.1	1.5	0.7	0.6	5.9
Accounts payable and accrued liabilities	118.7	—	—	—	118.7
Decommissioning liability	—	6.4	—	47.0	53.4
Contract mining	31.9	32.0	—	—	63.9
Capital commitments	24.5	—	—	—	24.5
	$178.2	$39.9	$0.7	$47.6	$266.4